Goodwill and Impairment Review of Goodwill - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
United States [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Tax rate effect of impairment of goodwill	9.40%	9.60%
Rest Of World [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Tax rate effect of impairment of goodwill	12.60%	12.80%
Earnings before finance costs and tax	$ 91.0
Impact on value in use	$ 118.6
Canada [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Tax rate effect of impairment of goodwill	10.70%	10.90%
Earnings before finance costs and tax	$ 17.1
Impact on value in use	$ 21.1